COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	Jun. 30, 2022 lawsuit	Jul. 24, 2020 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Number of lawsuits | lawsuit	1
Repayment of loan being highly uncertain loan amount | ¥		¥ 580